Commercial Properties (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Commercial Property	The Company’s components of commercial property consist of the following:

	December 31
	2013	2012
Commercial properties	$—	$15,394
Less: accumulated depreciation	—	(31)

	$—	$15,363